Consolidated statement of income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Revenue		$ 4,617	[1]	$ 4,171	$ 4,336
Cost of sales		(1,302)	[1]	(1,171)	(1,201)
Gross profit		3,316	[1]	3,000	3,135
Operating expenses		(1,677)	[1]	(1,505)	(1,604)
Depreciation		(878)	[1]	(890)	(825)
Amortization		(318)	[1]	(318)	(275)
Share of profit in joint ventures		210	[1],[2]	171	179
Other operating income (expenses), net		6	[1]	(12)	(34)
Operating profit		659	[1]	446	575
Interest and other financial expenses		(531)	[1]	(624)	(564)
Interest and other financial income		23	[1]	13	20
Revaluation of previously held interests in Guatemala		670	[1]	0	0
Other non-operating (expenses) income, net		(50)	[1]	(106)	227
Profit (loss) from other joint ventures and associates, net		(39)	[1],[2]	(1)	(40)
Profit (loss) before taxes from continuing operations		732	[1],[2]	(271)	218
Tax (charge) credit, net		(189)	[1]	(102)	(120)
Profit (loss) from continuing operations		543	[1]	(373)	97
Profit (loss) from discontinued operations, net of tax		0	[1]	(12)	57
Net profit (loss) for the period		542	[1],[3]	(385)	154
Net profit (loss) for the year Attributable to:
Owners of the Company		590	[1]	(344)	149
Non-controlling interests		$ (48)	[1]	$ (41)	$ 5
Basic and diluted (US$ per common share) (ii)
— from continuing operations (usd per share)	[4]	$ 5.84	[1]	$ (3.28)	$ 0.92
— from discontinued operations (usd per share)	[4]	0	[1]	(0.12)	0.56
- Total (usd per share)	[4]	$ 5.84	[1]	$ (3.40)	$ 1.48
Guatemala joint ventures
Condensed Income Statements, Captions [Line Items]
Operating profit		$ 462		$ 452	$ 429
Profit (loss) before taxes from continuing operations		432		347	356
Tax (charge) credit, net		(99)		(83)	(79)
Net profit (loss) for the period		$ 333		$ 264	$ 277

[1]	(i) Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[3]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[4]	There are no dilutive potential ordinary shares.